Consolidated Statement Of Shareholders' Equity And Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	8 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	May 15, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Unrealized (loss) gain on investments, tax	$ 266	$ 489	$ 118	$ 302
Unrealized loss on foreign currency derivative contracts, tax	7,919	1,172	1,956	20
Actuarial loss related to defined benefit plan, tax	69	219	315	168
Unrealized gain on investments, reclassification of gain into earnings	$ 2,906	$ 1,054	$ 5,603	$ 9,468